UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04428

Dreyfus U.S. Treasury Intermediate Term Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Intermediate Term Fund
September 30, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 96.8%	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies - 2.0%
Residual Funding Corp. Principal Strip,
Bonds	0.00 1	0/15/19	2,930,000	[a]	2,834,752
U.S. Government Agencies/Mortgage-Backed - .0%
Government National Mortgage Association I:
6.00%, 1/15/33			20,401		23,893
6.50%, 5/15/26			8,030		9,268
					33,161
U.S. Government Securities - 94.8%
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	7/15/24	3,522,052	[b]	3,580,359
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/26	2,911,886	[b]	3,068,246
U.S. Treasury Notes	0.50	7/31/17	6,130,000		6,124,495
U.S. Treasury Notes	0.88	11/30/17	5,010,000		5,020,862
U.S. Treasury Notes	0.88	3/31/18	5,275,000	[c]	5,286,025
U.S. Treasury Notes	1.13	6/15/18	5,510,000		5,544,763
U.S. Treasury Notes	0.75	7/31/18	7,795,000	[c]	7,793,784
U.S. Treasury Notes	1.25	12/15/18	1,690,000	[c]	1,706,009
U.S. Treasury Notes	1.50	3/31/19	3,720,000		3,780,740
U.S. Treasury Notes	0.88	4/15/19	11,345,000		11,353,203
U.S. Treasury Notes	1.25	4/30/19	1,065,000		1,075,982
U.S. Treasury Notes	0.88	6/15/19	5,030,000	[c]	5,031,373
U.S. Treasury Notes	0.75	7/15/19	4,340,000	[c]	4,325,930
U.S. Treasury Notes	0.88	9/15/19	1,000,000		999,922
U.S. Treasury Notes	1.00	11/30/19	4,020,000		4,028,088
U.S. Treasury Notes	1.50	5/31/20	2,010,000		2,044,861
U.S. Treasury Notes	1.75	10/31/20	4,350,000		4,465,123
U.S. Treasury Notes	1.13	2/28/21	2,215,000		2,216,774
U.S. Treasury Notes	1.25	3/31/21	18,390,000		18,488,773
U.S. Treasury Notes	3.13	5/15/21	2,795,000	[c]	3,042,019
U.S. Treasury Notes	1.13	7/31/21	5,290,000		5,283,388
U.S. Treasury Notes	1.88	5/31/22	2,480,000		2,560,697
U.S. Treasury Notes	1.63	8/15/22	4,845,000		4,934,138
U.S. Treasury Notes	1.75	1/31/23	2,630,000		2,692,925
U.S. Treasury Notes	1.50	3/31/23	11,055,000		11,139,206
U.S. Treasury Notes	1.63	5/31/23	3,545,000		3,597,551
U.S. Treasury Notes	1.38	9/30/23	1,455,000		1,449,999
U.S. Treasury Notes	1.63	2/15/26	5,215,000		5,228,648
					135,863,883
Total Bonds and Notes
(cost $137,300,396)					138,731,796
	Yield at
	Date of	Maturity	Principal
Short-Term Investments - 1.4%	Purchase (%)	Date	Amount ($)		Value ($)
U.S. Treasury Bills
(cost $1,995,424)	0.40	4/27/17	2,000,000		1,994,836

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 1.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,888,388)	1,888,388 [d]	1,888,388
Investment of Cash Collateral for
Securities Loaned - 2.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund,
Institutional Shares
(cost $3,619,650)	3,619,650 [d]	3,619,650
Total Investments (cost $144,803,858)	102.0%	146,234,670
Liabilities, Less Cash and Receivables	(2.0%)	(2,918,853)
Net Assets	100.0%	143,315,817
STRIP—Separate Trading of Registered Interest and Principal of Securities

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
c

Security, or portion thereof, on loan. At September 30, 2016, the value of the fund’s securities on loan was $24,957,343 and the value of the collateral held by the fund was $25,667,918, consisting of cash collateral of $3,619,650 and U.S. Government & Agency securities valued at $22,048,268.

d	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Treasury Notes	94.8
Short-Term/Money Market Investments	5.2
U.S. Government Agencies/Mortgage-Backed	2.0
102.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Intermediate Term Fund
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	5,508,038	-	-	5,508,038
U.S. Government
Agencies/Mortgage-Backed	-	2,867,913	-	2,867,913
U.S. Treasury	-	137,858,719	-	137,858,719

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2016, accumulated net unrealized appreciation on investments was $1,430,812, consisting of $1,475,399 gross unrealized appreciation and $44,587 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Intermediate Term Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)